Accumulate Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ 3,879	$ 1,122	$ 2,395	$ 2,548	$ 2,548	$ (2,237)
Other comprehensive income (loss) before reclassification	(263)	935	1,421	(461)	60	4,949
Amount reclassified from accumulated other comprehensive income		(140)	(200)	(170)	(213)	(164)
Period change	(263)	795	1,221	(631)	(153)	4,785	$ (7,628)
Ending balance	$ 3,616	$ 1,917	$ 3,616	$ 1,917	$ 2,395	$ 2,548	$ (2,237)